FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS
NOTE 11 - FAIR VALUE MEASUREMENTS

ASC 820-10, “Fair Value Measurements and Disclosures,” provides a framework for measuring fair value under generally accepted accounting principles.  This guidance also allows an entity the irrevocable option to elect fair value for the initial and subsequent measurement for certain financial assets and liabilities on a contract-by-contract basis.

In accordance with ASC 820-10, the Company groups its financial assets and financial liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

Level 1 - Valuations for assets and liabilities traded in active exchange markets, such as the New York Stock Exchange.  Level 1 also includes U.S. Treasury, other U.S. Government and agency mortgage-backed securities that are traded by dealers or brokers in active markets.  Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 - Valuations for assets and liabilities traded in less active dealer or broker markets.  Valuations are obtained from third party pricing services for identical or comparable assets or liabilities.

Level 3 - Valuations for assets and liabilities that are derived from other methodologies, including option pricing models, discounted cash flow models and similar techniques, are not based on market exchange, dealer, or broker traded transactions.  Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets and liabilities.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  The Company did not have any significant transfers of assets between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2013.

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.  These valuation methodologies were applied to all of the Company’s financial assets and financial liabilities carried at fair value for December 31, 2013 and 2012.

The Company’s cash instruments are generally classified within Level 1 or Level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency.

The Company’s investment in obligations of states and municipalities, mortgage-backed securities and other debt securities available-for-sale are generally classified within Level 2 of the fair value hierarchy.  For these securities, we obtain fair value measurements from independent pricing services.  The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. treasury yield curve, trading levels, market consensus prepayment speeds, credit information, and the instrument’s terms and conditions.

Level 3 is for positions that are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence.  In the absence of such evidence, management’s best estimate is used.  Subsequent to inception, management only changes Level 3 inputs and assumptions when corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalization and other transactions across the capital structure, offerings in the equity or debt markets, and changes in financial ratios or cash flows.

The Company’s impaired loans are reported at the fair value of the underlying collateral if repayment is expected solely from the collateral.  Collateral values are estimated using Level 2 inputs based upon appraisals of similar properties obtained from a third party.  For Level 3 inputs, fair values are based on management estimates.

Other real estate owned values are estimated using Level 2 inputs based upon appraisals of similar properties obtained from a third party.  For Level 3 inputs, fair values are based on management estimates.

The following summarizes assets measured at fair value as of December 31:

ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS

	Fair Value Measurements at Reporting Date Using:
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	Level 1	Level 2	Level 3
	(In Thousands)
December 31, 2013:
Debt securities issued by U.S. government
corporations and agencies	$18,247	$-	$18,247	$-
Obligations of states and municipalities	13,973	-	13,973	-
Mortgage-backed securities	54,568	-	54,568	-
SBA loan pools	661	-	661	-
Totals	$87,449	$-	$87,449	$-

	Fair Value Measurements at Reporting Date Using:
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	Level 1	Level 2	Level 3
	(In Thousands)
December 31, 2012:
Debt securities issued by U.S. government
corporations and agencies	$30,835	$-	$30,835	$-
Obligations of states and municipalities	14,551	-	14,551	-
Corporate debt securities	2,053	-	2,053	-
Mortgage-backed securities	43,257	-	43,257	-
SBA loan pools	1,124	-	1,124	-
Totals	$91,820	$-	$91,820	$-

Under certain circumstances we make adjustments to fair value for our assets and liabilities although they are not measured at fair value on an ongoing basis.  The following table presents the assets carried on the consolidated balance sheet by caption and by level in the fair value hierarchy, at December 31, 2012, for which a nonrecurring change in fair value has been recorded:

ASSETS MEASURED AT FAIR VALUE ON A NONRECURRING BASIS

	Fair Value Measurements at Reporting Date Using:
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	Level 1	Level 2	Level 3
	(In Thousands)
December 31, 2012:
Other real estate owned	$213	$-	$-	$213
Totals	$213	$-	$-	$213

The estimated fair values of the Company’s financial instruments, all of which are held or issued for purposes other than trading, are as follows as of December 31:

	December 31, 2013
	Carrying	Fair Value
	Amount	Level 1	Level 2	Level 3	Total
	(In Thousands)
Financial assets:
Cash and cash equivalents	$38,590	$38,590	$-	$-	$38,590
Available-for-sale securities	87,449	-	87,449	-	87,449
Federal Home Loan Bank stock	2,196	2,196	-	-	2,196
Loans held-for-sale	2,861		-	2,909	2,909
Loans, net	276,875	-	-	277,539	277,539
Accrued interest receivable	1,074	1,074	-	-	1,074

Financial liabilities:
Deposits	358,504	-	358,961	-	358,961
Securities sold under agreements to repurchase	4,390	-	4,390	-	4,390
Federal Home Loan Bank advances	30,000	-	30,000	-	30,000

	December 31, 2012
	Carrying	Fair Value
	Amount	Level 1	Level 2	Level 3	Total
	(In Thousands)
Financial assets:
Cash and cash equivalents	$34,100	$34,100	$-	$-	$34,100
Interest-bearing time deposits with other banks	3,789	-	3,892	-	3,892
Available-for-sale securities	91,820	-	91,820	-	91,820
Federal Home Loan Bank stock	589	589	-	-	589
Loans, net	223,290	-	-	239,465	239,465
Accrued interest receivable	1,019	1,019	-	-	1,019

Financial liabilities:
Deposits	340,409	-	340,857	-	340,857
Securities sold under agreements to repurchase	3,569	-	3,569	-	3,569

The carrying amounts of financial instruments shown in the above table are included in the consolidated balance sheets under the indicated captions.  Accounting policies related to financial instruments are described in Note 2.